Risk Management and Report - Schedule of use of Cross Currency Funding (Details) $ in Millions	Dec. 31, 2024 USD ($)
Maximum [Member]
Schedule of use of Cross Currency Funding [Line Items]
Cross Currency Funding	$ 1,471
Minimum [Member]
Schedule of use of Cross Currency Funding [Line Items]
Cross Currency Funding	112
Average [Member]
Schedule of use of Cross Currency Funding [Line Items]
Cross Currency Funding	$ 737